Acquisitions, Divestitures and Exchanges (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Acquisitions, Divestitures and Exchanges

		Allocation of Purchase Price
	Purchase Price	Goodwill[1]	Intangible Assets Subject to Amortization[2]	Net Tangible Assets (Liabilities)
(Dollars in millions)
Continuum	$80	$38	$9	$33

[1]	The entire amount of Goodwill acquired in 2019 is amortizable for income tax purposes.
[2]
In 2019, at the date of acquisition, the weighted average amortization period for Intangible Assets Subject to Amortization acquired was approximately four years.